UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Bond Fund
December 31, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 2.44%
First Union Corporation,
7.574%, 8-1-26	$8,000	$9,526,288
First Union National Bank of Florida,
6.18%, 2-15-36	2,000	2,121,598
SouthTrust Bank, National Association,
6.125%, 1-9-28	4,000	4,206,656
		15,854,542
Broadcasting - 2.87%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	6,448,223
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	2,981,250
TCA Cable TV, Inc.,
6.53%, 2-1-28	4,000	4,039,772
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,155,587
		18,624,832
Business Equipment and Services - 0.52%
Quebecor World Capital Corporation,
4.875%, 11-15-08	3,500	3,386,250

Coal - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,075,000

Communications Equipment - 0.24%
Harris Corporation,
6.35%, 2-1-28	1,500	1,537,488

Computers -- Main and Mini - 0.09%
Unisys Corporation,
7.875%, 4-1-08	550	548,625

Construction Materials - 0.75%
Hanson PLC,
7.875%, 9-27-10	4,500	4,841,906

Finance Companies - 24.49%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	8,250	8,033,984
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005,
4.783%, 7-10-43	7,500	7,337,801
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	4,500	4,410,000
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	12,663	12,547,979
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	6,272	6,234,527
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	2,516	1,383,941
COMM 2005-C6,
5.144%, 6-10-44	18,500	18,341,853
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.5%, 9-25-35	6,000	5,851,576
Ford Motor Credit Company,
7.375%, 10-28-09	1,000	1,002,130
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	4,034	4,198,707
General Motors Acceptance Corporation,
5.125%, 5-9-08	6,000	5,935,854
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificate,
4.719%, 1-15-38	6,000	5,785,703
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.43551%, 3-25-35	6,945	6,876,164
Merrill Lynch Mortgage Trust 2005-CIP1,
5.11397%, 7-12-38	6,000	5,904,235
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.96%, 3-23-35 (A)	3,750	3,787,500
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
7.56063%, 6-23-35 (A)	3,000	3,007,500
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates: Series 2004-3AC,
4.9348%, 3-25-34	5,757	5,649,236
Series 2004-5,
4.59699%, 5-25-34	3,972	3,795,991
Series 2004-6,
4.7002%, 6-25-34	2,934	2,810,501
Series 2004-12,
5.07224%, 9-25-34	4,836	4,644,542
Series 2004-18,
5.19186%, 12-25-34	7,468	7,326,362
Series 2004-A,
4.85946%, 2-25-34	5,581	5,535,538
Series 2005-21,
5.70414%, 11-25-35	4,945	4,799,913
Structured Adjustable Rate Mortgage Loan Trust: Series 2005-22,
5.62873%, 12-25-35	3,838	3,710,118
Series 2006-1,
6.10276%, 2-25-36	3,870	3,829,211
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	7,000	6,821,767
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
5.0434%, 1-25-34	2,346	2,271,946
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	7,500	7,106,764
		158,941,343
Food and Related - 0.33%
ConAgra, Inc.,
6.7%, 8-1-27	2,000	2,126,156

Forest and Paper Products - 1.22%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	4,000	3,920,000
Champion International Corporation,
6.65%, 12-15-37	2,500	2,541,270
Westvaco Corporation,
7.5%, 6-15-27	1,400	1,471,302
		7,932,572
Homebuilders, Mobile Homes - 1.18%
D.R. Horton, Inc.,
8.0%, 2-1-09	4,000	4,188,484
Pulte Homes, Inc.,
4.875%, 7-15-09	3,500	3,446,482
		7,634,966
Hospital Supply and Management - 0.26%
HCA - The Healthcare Company,
8.75%, 9-1-10	1,600	1,668,000

Household -- General Products - 1.96%
Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	12,715,350

Household -- Major Appliances - 0.47%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	3,000	3,020,448

Multiple Industry - 0.28%
TOLLROAD INVESTMENT PARTNERSHIP SERIES II,
0.0%, 2-15-09 (A)	2,000	1,792,664

Petroleum -- Domestic - 0.92%
Chesapeake Energy Corporation,
7.5%, 9-15-13	3,750	3,904,687
TE Products Pipeline Company, Limited Partnership,
7.51%, 1-15-28	2,000	2,078,260
		5,982,947
Petroleum -- Services - 2.05%
Halliburton Company,
6.75%, 2-1-27	7,250	7,776,945
Pemex Project Funding Master Trust,
7.375%, 12-15-14	5,000	5,505,000
		13,281,945
Real Estate Investment Trust - 0.71%
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	2,250	2,296,845
Spieker Properties, L.P.,
7.35%, 12-1-17	1,950	2,338,025
		4,634,870
Utilities -- Electric - 1.99%
Dominion Resources, Inc.,
5.25%, 8-1-33	7,500	7,343,827
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,449,599
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,147,317
		12,940,743
Utilities -- Gas and Pipeline - 0.97%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	6,323,484

Utilities -- Telephone - 2.67%
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	7,000	7,579,831
New York Telephone Company,
6.7%, 11-1-23	2,250	2,255,888
Pacific Bell,
7.25%, 11-1-27	3,250	3,346,086
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	4,250	4,173,343
		17,355,148

TOTAL CORPORATE DEBT SECURITIES - 46.88%		$304,219,279

(Cost: $299,475,815)

OTHER GOVERNMENT SECURITIES

Brazil - 0.49%
Federative Republic of Brazil (The):
10.0%, 1-16-07	1,500	1,500,000
9.25%, 10-22-10	1,500	1,695,000
		3,195,000
Canada - 1.70%
Province de Quebec,
7.14%, 2-27-26	9,200	11,014,396

Japan - 1.14%
Japanese Government 15 Year Floating Rate Bond,
1.23%, 1-20-18 (B)	JPY900,000	7,367,590

Supranational - 0.83%
Inter-American Development Bank,
8.4%, 9-1-09	$5,000	5,406,045

TOTAL OTHER GOVERNMENT SECURITIES - 4.16%		$26,983,031

(Cost: $25,315,380)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 8.14%
Federal Home Loan Bank,
5.75%, 12-13-13	6,000	5,963,832
Federal Home Loan Mortgage Corporation:
5.75%, 7-20-11	4,500	4,563,090
4.75%, 5-6-13	6,000	5,797,608
5.0%, 12-14-18	10,109	9,870,751
5.2%, 3-5-19	7,500	7,291,590
5.5%, 8-20-19	7,500	7,426,740
Federal National Mortgage Association,
5.3%, 2-22-11	12,000	11,942,592
		52,856,203
Mortgage-Backed Obligations - 27.51%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.232%, 6-1-34	2,103	2,084,139
5.699%, 7-1-36	977	982,720
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	4,500	4,368,482
5.0%, 7-15-19	2,436	2,373,785
5.0%, 5-15-23	5,500	5,323,632
5.5%, 4-15-24 (Interest Only)	7,599	480,219
5.5%, 4-15-24 (Interest Only)	2,497	103,125
6.0%, 3-15-29	966	974,082
5.0%, 7-15-29 (Interest Only)	4,568	529,419
7.5%, 9-15-29	1,904	1,987,243
4.0%, 2-15-30	4,500	4,338,392
4.25%, 3-15-31	5,254	5,083,839
5.0%, 9-15-31 (Interest Only)	8,828	1,398,395
5.5%, 9-15-31	11,250	11,250,813
5.0%, 9-15-32	3,000	2,853,980
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 6-1-21	5,758	5,657,144
6.0%, 9-1-21	7,500	7,600,938
5.0%, 11-1-21	5,000	4,911,771
5.0%, 7-1-25	7,961	7,742,448
6.0%, 11-1-28	1,182	1,196,333
6.5%, 10-1-31	458	469,245
6.5%, 11-1-31	265	271,057
6.0%, 2-1-32	1,233	1,245,364
5.0%, 3-1-35	4,699	4,535,627
5.5%, 10-1-35	5,987	5,921,653
5.5%, 8-1-36	5,900	5,834,710
5.63373%, 12-1-36	7,196	7,223,014
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.5%, 12-15-13 (Interest Only)	1,717	326,132
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	8,500	8,263,901
5.0%, 3-25-18 (Interest Only)	2,389	182,840
5.0%, 6-25-18	6,750	6,643,798
5.5%, 2-25-32	4,000	3,981,982
4.0%, 11-25-32	2,280	2,175,404
4.0%, 3-25-33	2,202	2,105,052
3.5%, 8-25-33	5,118	4,662,234
5.5%, 11-25-36 (Interest Only)	16,163	4,389,174
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	1,851	1,856,385
4.0%, 11-1-18	4,551	4,297,974
5.5%, 10-1-23	2,980	2,973,580
5.0%, 4-1-24	7,804	7,598,089
6.0%, 12-1-28	278	281,122
6.0%, 4-1-33	2,735	2,760,254
5.5%, 6-1-33	793	784,674
5.59757%, 12-1-36	5,000	5,007,813
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	3,000	2,761,684
5.5%, 9-25-31	4,500	4,459,921
4.5%, 12-25-34	6,000	5,721,548
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	7,894	598,220
5.0%, 1-20-32	3,316	3,266,113
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	87	91,284
7.5%, 12-15-23	358	373,579
8.0%, 9-15-25	291	307,987
7.0%, 7-20-27	10	10,100
6.5%, 5-15-29	378	389,044
7.5%, 7-15-29	75	78,727
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	1,041	990,525
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
5.0%, 11-15-23	472	471,294
5.0%, 12-15-25	3,750	3,714,449
6.5%, 4-15-27	268	267,937
		178,534,389
Treasury Obligations - 11.82%
United States Treasury Bond,
6.125%, 11-15-27	4,000	4,640,936
United States Treasury Notes:
5.0%, 7-31-08	5,250	5,258,615
4.0%, 4-15-10	36,250	35,471,205
5.0%, 2-15-11	3,500	3,543,750
4.0%, 2-15-15	29,150	27,768,786
		76,683,292

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 47.47%		$308,073,884

(Cost: $309,696,584)

SHORT-TERM SECURITIES - %

Capital Equipment - 0.31%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
5.34%, 1-10-07	2,000	1,997,330

Construction Materials - 0.30%
Black & Decker Holdings Inc. and Black & Decker Luxembourg Finance S.C.A. (Black & Decker Corporation) (The),
5.38%, 1-17-07	2,000	1,995,218

Food and Related - 0.31%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.38%, 1-26-07	2,009	2,001,494

Household -- General Products - 0.57%
Fortune Brands Inc.,
5.37%, 1-2-07	3,713	3,712,446

TOTAL SHORT-TERM SECURITIES - 1.49%		$9,706,488

(Cost: $9,706,488)

TOTAL INVESTMENT SECURITIES - 100.00%		$648,982,682

(Cost: $644,194,267)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $15,288,898 or 2.36% of total investments.

(B)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007